Fair Value Measurement - Carrying Amount and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Securities available for sale	$ 203,961	$ 204,633
Carrying Amount [Member]
Financial Assets:
Cash and due from financial institutions	46,131	52,127
Securities available for sale	195,098
Securities, AFS		196,357
Other securities	15,567	15,388
Loans, available for sale	1,873	598
Loans, net of allowance for loan losses	795,811	764,011
Bank Owned Life Insurance	18,590	17,963
Accrued interest receivable	3,709	3,787
Financial Liabilities:
Non maturing deposits	662,387	613,255
Time deposits	264,002	287,991
Federal Home Loan Bank advances	40,261	50,295
Securities sold under agreement to repurchase	23,219	19,029
Subordinated debentures	29,427	29,427
Accrued interest payable	185	258
Total Fair Value [Member]
Financial Assets:
Cash and due from financial institutions	46,131	52,127
Securities available for sale	203,961
Securities, AFS		204,633
Other securities	15,567	15,388
Loans, available for sale	1,873	598
Loans, net of allowance for loan losses	812,950	785,900
Bank Owned Life Insurance	18,590	17,963
Accrued interest receivable	3,709	3,787
Financial Liabilities:
Non maturing deposits	662,387	613,255
Time deposits	265,974	298,690
Federal Home Loan Bank advances	41,658	52,263
Securities sold under agreement to repurchase	23,219	19,029
Subordinated debentures	26,855	26,461
Accrued interest payable	185	258
Level 1 [Member]
Financial Assets:
Cash and due from financial institutions	46,131
Securities available for sale
Other securities	15,567
Loans, available for sale	1,873
Loans, net of allowance for loan losses
Bank Owned Life Insurance	18,590
Accrued interest receivable	3,709
Financial Liabilities:
Non maturing deposits	662,387
Time deposits
Federal Home Loan Bank advances
Securities sold under agreement to repurchase	23,219
Subordinated debentures
Accrued interest payable	185
Level 2 [Member]
Financial Assets:
Cash and due from financial institutions
Securities available for sale	203,493
Other securities
Loans, available for sale
Loans, net of allowance for loan losses
Bank Owned Life Insurance
Accrued interest receivable
Financial Liabilities:
Non maturing deposits
Time deposits
Federal Home Loan Bank advances
Securities sold under agreement to repurchase
Subordinated debentures
Accrued interest payable
Level 3 [Member]
Financial Assets:
Cash and due from financial institutions
Securities available for sale	468
Other securities
Loans, available for sale
Loans, net of allowance for loan losses	812,950
Bank Owned Life Insurance
Accrued interest receivable
Financial Liabilities:
Non maturing deposits
Time deposits	265,974
Federal Home Loan Bank advances	41,658
Securities sold under agreement to repurchase
Subordinated debentures	26,855
Accrued interest payable